Restatement of Previously Issued Financial Restatements - Cumulative Impact (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and related benefits expense	$ 2,708	$ 2,188	$ 5,382	$ 4,406	$ 9,866	$ 8,667	$ 9,070
Advertising, marketing and public relations expense	105	145	168	282	701	659	43
Professional Services expense	435	284	836	456	1,368	887
Other expense	351	294	729	553	1,765	1,176	2,003
Total non-interest expense	5,035	4,410	10,498	8,525	20,058	17,403	17,224
Income before provision for income tax	1,393	1,027	2,800	2,340	3,859	4,420	4,040
Provision (benefit) for income taxes	459	352	926	818	1,286	1,614	1,531
Net income attributable to common shareholders	$ 934	$ 675	$ 1,874	$ 1,522	$ 2,573	$ 2,806	$ 2,509
Per share information:
Basic earnings (in dollars per share)	$ 0.18	$ 0.13	$ 0.36	$ 0.29	$ 0.49	$ 0.54	$ 0.49
Diluted earnings (in dollars per share)	$ 0.17	$ 0.13	$ 0.35	$ 0.29	$ 0.49	$ 0.54	$ 0.48
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and related benefits expense						$ 24	$ (217)
Advertising, marketing and public relations expense						89	(327)
Professional Services expense						(201)	(571)
Other expense						(228)	(95)
Total non-interest expense		$ 43		$ 64		(316)	(1,210)
Income before provision for income tax						316	1,210
Provision (benefit) for income taxes						124	484
Net income attributable to common shareholders		$ (26)		$ (39)		$ 192	$ 726
Per share information:
Basic earnings (in dollars per share)						$ 0.04	$ 0.14
Diluted earnings (in dollars per share)						$ 0.04	$ 0.14